Events after reporting period	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period	Events after the reporting periodSubsequent to the end of the reporting period, the Company issued 1,198,000 ordinary shares to its Netherlands subsidiary at par value and subsequently repurchased those shares at the same price. These shares are held in treasury in order to facilitate the fulfillment of option exercises and RSU releases under the Company’s stock option and RSU plans.